COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Lease Term, Min			5 years		5 years
Lease Term, Max			10 years		10 years
Deferred Rent	$ 1,492,696		$ 1,492,696		$ 943,969	$ 294,990
Rent expense	$ 776,432	$ 248,158	$ 2,074,759	$ 950,479	$ 1,742,732	$ 667,590